Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues	$ 16,826	$ 15,716
Cost of revenues	7,014	5,831
Gross profit	9,812	9,885
Operating expenses:
Research and development, net	7,019	4,643
Sales and marketing	8,202	7,324
General and administrative	3,985	3,242
Total operating expenses	19,206	15,209
Operating loss	(9,394)	(5,324)
Other income (loss), net	(17)	451
Financial expenses, net	(98)	(205)
Loss before taxes on income	(9,509)	(5,078)
Tax benefit	94	97
Loss	$ (9,415)	$ (4,981)
Basic and diluted loss per share	$ (0.18)	$ (0.06)
Weighted average number of shares used in computing basic loss per share	53,414	39,135
Weighted average numbers of shares used in computing diluted loss per share	53,414	39,135